other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Items that may subsequently be reclassified to income
Total, net	$ (3)	$ (27)	$ (14)	$ 32
Cumulative foreign currency translation adjustment, accumulated balance, beginning of period	229	60	169	36
Cumulative foreign currency translation adjustment, amount arising	(78)	17	(18)	41
Cumulative foreign currency translation adjustment, income taxes			0
Cumulative foreign currency translation adjustment, net	(78)	17	(18)	41
Cumulative foreign currency translation adjustment, accumulated balance, end of period	151	77	151	77
Item never reclassified to income
Change in measurement of investment financial assets, accumulated balance, beginning of period	62	79	58	78
Unrealized gains (losses), amount arising	1	(4)	3	(2)
Unrealized gains (losses), income taxes		(2)		(1)
Realized gains (losses), amount arising	3	(2)	6	(2)
Realized gains (losses), income taxes	1		2
Gains (losses) from change in measurement of investment financial assets, amount arising	4	(6)	9	(4)
Gains (losses) from change in measurement of investment financial assets, income taxes	1	(2)	2	(1)
Gains (losses) from change in measurement of investment financial assets, net	3	(4)	7	(3)
Change in measurement of investment financial assets, accumulated balance, end of period	65	75	65	75
Accumulated other comprehensive income (loss), beginning of period	19	38	(34)	(46)
Accumulated other comprehensive income (loss), amount arising	(57)	(26)	2	73
Accumulated other comprehensive income (loss), income taxes	21	(12)	27	3
Accumulated other comprehensive income (loss), net	(78)	(14)	(25)	70
Accumulated other comprehensive income (loss), end of period	(59)	24	(59)	24
Employee defined benefit plan re-measurements, amount arising	36	22	35	69
Employee defined benefit plan re-measurements, income taxes	9	6	9	18
Employee defined benefit plan re-measurements, net	27	16	26	51
Other comprehensive income (loss), amount arising	(21)	(4)	37	142
Other comprehensive income (loss), income taxes	30	(6)	36	21
Total	(51)	2	1	121
Derivative assets
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(272)	(101)	(261)	(160)
Unrealized gains (losses) arising, amount arising	(308)	30	(306)	240
Realized (gains) losses reclassified to net income, amount arising	325	(67)	317	(204)
Total, amount arising	17	(37)	11	36
Total, income taxes	20	(10)	25	4
Total, net	(3)	(27)	(14)	32
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(275)	(128)	(275)	(128)
Derivative assets | Currency risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(256)	(102)	(260)	(158)
Unrealized gains (losses) arising, amount arising	(343)	29	(323)	234
Unrealized gains (losses) arising, income taxes	(41)	(2)	(30)	32
Realized (gains) losses reclassified to net income, amount arising	326	(66)	320	(202)
Realized (gains) losses reclassified to net income, income taxes	52	(8)	51	(29)
Total, amount arising	(17)	(37)	(3)	32
Total, income taxes	11	(10)	21	3
Total, net	(28)	(27)	(24)	29
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	(284)	(129)	(284)	(129)
Derivative assets | Other market risk
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, beginning of period	(16)	1	(1)	(2)
Unrealized gains (losses) arising, amount arising	35	1	17	6
Unrealized gains (losses) arising, income taxes	9	1	5	2
Realized (gains) losses reclassified to net income, amount arising	(1)	(1)	(3)	(2)
Realized (gains) losses reclassified to net income, income taxes		(1)	(1)	(1)
Total, amount arising	34		14	4
Total, income taxes	9		4	1
Total, net	25		10	3
Change in unrealized fair value of derivatives designated as cash flow hedges, accumulated balance, end of period	9	1	9	1
Common Shares
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period	(61)	20	(105)	(44)
Accumulated other comprehensive income (loss), end of period	(85)	(4)	(85)	(4)
Total			46	91
Non-controlling interests
Item never reclassified to income
Accumulated other comprehensive income (loss), beginning of period	80	18	71	(2)
Accumulated other comprehensive income (loss), end of period	$ 26	$ 28	26	28
Total			$ (45)	$ 30